Label	Element	Value
Mercer Short Duration Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mercer Short Duration Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide total return, consisting of both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables summarize the fees and expenses that you may pay if you invest in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of operating history. Because the Fund has not commenced operations as of the date of this prospectus, no portfolio turnover rate information is available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Fund had not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above (taking into account the contractual expense limitation being in effect for the one-year period ending July 31, 2025).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund’s investment objective of total return, the Fund invests in fixed income securities of U.S. and foreign issuers. The Fund invests primarily in U.S. dollar-denominated, investment grade bonds, including government securities, corporate bonds, and securitized bonds such as mortgage- and asset-backed securities, among others. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities. If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change. The Fund also may invest a significant portion of its assets in any combination of non-investment grade debt instruments (sometimes called “high yield” or “junk bonds”), floating rate senior loans, non-U.S. dollar denominated bonds, and bonds issued by issuers in emerging capital markets, while limiting its investment in non-investment grade bonds to not more than 20% of its net assets. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may invest in derivative instruments, such as options, futures, and swap agreements. The Fund may engage in transactions in derivatives for a variety of purposes, including changing the investment characteristics of its portfolio, enhancing total returns, or as a substitute for taking a position in the underlying asset. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The Fund’s duration will typically fall between one and three years. Duration is a measure of the sensitivity of the price of a debt security (or a portfolio of debt securities) to changes in interest rates. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. For example, a 1% rise in interest rates will generally result in a 1% fall in value for every year of duration. Conversely, a 1% decline in interest rates will generally result in a 1% increase in the value of a debt security’s market price.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance of the Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in this fund summary.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not commenced operations as of the date of this prospectus and the Fund does not yet have a full calendar year of investment returns.
Mercer Short Duration Fixed Income Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Mercer Short Duration Fixed Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Mercer Short Duration Fixed Income Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Issuers of debt securities may be unable, unwilling, or perceived to be unwilling to make the required payments of interest and/or principal at the time that such payments are due. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also can adversely affect the values and liquidity of the issuers’ debt securities. Issuers of investment grade securities may still default on their obligations.
Mercer Short Duration Fixed Income Fund | Fixed-Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Securities Risk. Fixed-income securities are affected by changes in interest rates and credit quality. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.
Mercer Short Duration Fixed Income Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Changes in interest rates may adversely affect the values of the securities held in the Fund’s portfolio. In general, the prices of debt securities fall when interest rates increase, and rise when interest rates decrease. The prices of debt securities with shorter durations generally will be less affected by changes in interest rates than the prices of debt securities with longer durations. The Fund is currently subject to heightened levels of interest rate risk because of the continued economic recovery, and because the Federal Reserve Board may continue to raise interest rates. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond markets, making it more difficult for the Fund to sell its bond holdings at a time when the subadviser might wish to sell. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Fund’s bond holdings.
Mercer Short Duration Fixed Income Fund | Management Techniques Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisers, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investment objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisers may be incorrect in their assessments of the values of securities or their assessments of market or interest rate trends, which can result in losses to the Fund.
Mercer Short Duration Fixed Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region. Extraordinary events, including extreme economic or political conditions, natural disasters, epidemics and pandemics, war, military conflict and other factors can lead to volatility in local, regional, or global markets, which can result in market losses that may be substantial. The impact of one of these types of events may be more pronounced in certain regions, sectors, industries, or asset classes in which the Fund invests, or it may be pervasive across the global financial markets. The timing and occurrence of future market disruptions cannot be predicted, nor can the impact that government interventions, if any, adopted in response to such disruptions may have on the investment strategies of the Fund or the markets in which the Fund invests.
Mercer Short Duration Fixed Income Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).
Mercer Short Duration Fixed Income Fund | U.S. Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. U.S. government agency obligations have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration or Ginnie Mae, present lower credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.
Mercer Short Duration Fixed Income Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. The issuer or guarantor of a fixed income security, the counterparty to a derivatives contract, or a borrower of the Fund’s securities may be unwilling or unable to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Mercer Short Duration Fixed Income Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund may engage in a variety of transactions involving derivatives, such as options, futures, forwards and swap agreements. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadviser may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, increasing or decreasing currency exposure, or facilitating certain portfolio transactions. A subadviser may also use derivatives such as exchange-listed equity futures contracts, swaps and currency forwards to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadviser to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility of the Fund’s share price. Certain derivatives are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. Certain derivatives are subject to mandatory central clearing and exchange-trading. Central clearing is intended to reduce counterparty credit risk, but central clearing does not make derivatives transactions risk-free Exchange-trading is intended to increase liquidity, but there is no guarantee the Fund could consider exchange-traded derivatives to be liquid. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Mercer Short Duration Fixed Income Fund | Custody Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to credit risk with regard to such parties. The Fund may be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.
Mercer Short Duration Fixed Income Fund | LIBOR Transition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR Transition Risk. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to the commonly used London Interbank Offered Rate (“LIBOR”), which may be a significant factor in determining the Fund’s payment obligations under a derivative investment, the cost of financing to the Fund or an investment’s value or return to the Fund. On March 5, 2021, the UK’s Financial Conduct Authority (“FCA”), which regulates LIBOR, publicly announced that all U.S. Dollar LIBOR settings will either cease to be provided by any administrator or will no longer be representative (i) immediately after December 31, 2021 for one-week and two-month U.S. Dollar LIBOR settings and (ii) immediately after June 30, 2023 for the remaining U.S. Dollar LIBOR settings. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. On February 27, 2023, the Federal Reserve System’s final rule in connection with this law became effective, establish benchmark replacements based on Secured Overnight Financing Rate (“SOFR”) and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. Dollar LIBOR settings after June 30, 2023 through at least September 30, 2024. The process of transitioning to a new rate might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments.
Mercer Short Duration Fixed Income Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. If the Fund makes investments in options, futures, forwards, swap agreements and other derivative instruments, these derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a subadviser uses leverage through purchasing derivative instruments, the Fund has the risk of capital losses that exceed the net assets of the allocable portion of the Fund managed by that subadviser. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Mercer Short Duration Fixed Income Fund | Rule 144A Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. Investing in securities under Rule 144A could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Such illiquidity might prevent the sale of such a security at a time when the subadviser might wish to sell.
Mercer Short Duration Fixed Income Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.
Mercer Short Duration Fixed Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are securities representing interests in pools of mortgage loans. These securities generally provide holders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated, and the Fund may be forced to reinvest in obligations with lower yields than the original obligations. Mortgage-and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of mortgage-and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Asset-backed securities are securities for which the payments of interest and/or principal are backed by loans, leases, and other receivables. Asset-backed securities are subject to many of the same types of risks as mortgage-backed securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.
Mercer Short Duration Fixed Income Fund | Call or Prepayment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call or Prepayment Risk. During periods of falling interest rates, issuers of callable securities may call or repay securities with higher interest rates before their maturity dates. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of interest income expected on its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Early repayment of principal of mortgage-related securities could have the same effect.
Mercer Short Duration Fixed Income Fund | Emerging Markets Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Investments Risk. Emerging markets securities involve unique risks, such as exposure to economies that are less diverse and mature than those of the United States or more established foreign markets. Also, emerging markets securities are subject to the same risks as foreign investments, described below. Generally, these risks are more severe for issuers in countries with emerging capital markets. Also, economic or political instability may cause larger price changes in emerging markets securities than in other foreign investments. Additionally, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.
Mercer Short Duration Fixed Income Fund | Foreign Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk. Investing in foreign securities typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and affect its share price. Generally, securities of many foreign issuers may be less liquid, and their prices may be more volatile, than the securities of comparable U.S. issuers. Transaction costs for foreign securities generally are higher than for comparable securities issued in the United States Many foreign governments may supervise and regulate their financial markets less stringently than the U.S. government does. In addition, foreign issuers generally are not subject to the same types of accounting, auditing, or financial reporting standards as those that are applicable to U.S. issuers. As a result, with respect to foreign issuers, there may be less publicly available information regarding their operations and financial conditions, and the information that is available may be less reliable. To the extent that the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund may be adversely affected by the economic, political, and social conditions in those countries.
Mercer Short Duration Fixed Income Fund | High Yield Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Securities Risk. Securities rated “BB” or below by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”) or “Ba” or below by Moody’s Investors Service, Inc. (“Moody’s”) are known as “high yield” securities and are commonly referred to as “junk bonds.” These securities are generally considered to be speculative in nature because they have more credit risk than higher-rated securities, are more likely to encounter financial difficulties, and are more vulnerable to changes in the economy. Companies issuing high yield, fixed income securities are not as strong financially as those companies issuing securities with higher credit ratings. Market situations, such as a sustained period of rising interest rates or individual corporate developments, could affect the ability of companies issuing high yield, fixed income securities to make interest and principal payments. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make required payments of interest or principal. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment. The prices of high yield, fixed income securities fluctuate more than higher-quality securities, and are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when the securities do trade, their prices may be significantly higher or lower than expected.
Mercer Short Duration Fixed Income Fund | Floating Rate Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Floating Rate Loan Risk. Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods. Purchases and sales of loans are generally subject to contractual restrictions that must be fulfilled before a loan can be bought or sold. These restrictions may hamper the Fund’s ability to buy or sell loans and negatively affect the transaction price. A significant portion of the floating rate loans held by the Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. It may take longer than seven days for transactions in loans to settle, which may result in cash proceeds not being immediately available to the Fund.
Mercer Short Duration Fixed Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity.
Mercer Short Duration Fixed Income Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 265
Mercer Short Duration Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 186
Mercer Short Duration Fixed Income Fund | Class Y-2
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 154
Mercer Short Duration Fixed Income Fund | Class Y-3
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Non-Distribution Shareholder Administrative Services Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_Component3OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 106

[1]	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.
[2]	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Fund had not commenced operations as of the date of this prospectus.
[3]	The Adviser has also contractually agreed, until at least July 31, 2025, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in footnote (1) above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2025 without the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser.